Loans and advances to central banks and credit institutions	12 Months Ended
Dec. 31, 2023
Loans And Advances To Central Banks And Credit Institutions [Abstract]
Loans and advances to central banks and credit institutions	Loans and advances to central banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
CENTRAL BANKS
Classification
Financial assets held for trading	17,717	11,595	3,608
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	20,082	15,375	15,657
	37,799	26,970	19,265
Type
Time deposits	17,747	15,180	13,275
Reverse repurchase agreements	20,052	11,790	5,990
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	37,799	26,970	19,265
CREDIT INSTITUTIONS
Classification
Financial assets held for trading	14,061	16,502	10,397
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	459	673	3,152
Financial assets designated at fair value through other comprehensive income	313	—	—
Financial assets at amortised cost	57,917	46,518	39,169
	72,750	63,693	52,718
Type
Time deposits	8,560	8,891	10,684
Reverse repurchase agreements	35,846	27,321	18,853
Non- loans advances	28,353	27,487	23,188
Impaired assets	—	—	1
Valuation adjustments for impairment	(9)	(6)	(8)
	72,750	63,693	52,718
CURRENCY
Euro	34,229	26,024	24,286
Pound sterling	3,539	4,474	3,228
US dollar	17,602	18,468	12,639
Brazilian real	47,151	34,863	24,011
Other currencies	8,028	6,834	7,819
TOTAL	110,549	90,663	71,983
The loans and advances to credit institutions classified under 'Financial assets at amortised' cost are mainly time accounts and deposits.
Note 51 contains a detail of their residual maturity periods.
This line item also includes irrevocable payment commitments to the Single Resolution Fund made in accordance with article 70.3 of Regulation 806/2014, which establishes uniform rules and a uniform procedure for the resolution of credit institutions and certain security service companies. investment within the framework of a Single Resolution Mechanism and a Single Resolution Fund, for which, in accordance with the standard, no provision has been recorded, these commitments have not been significant regarding the consolidated annual accounts.
At 31 December 2023 the gross exposure by impairment stage of the assets accounted subject to impairment for amounts to EUR 78,321 million, EUR 0 million and EUR 0 million (EUR 61,898, EUR 1 million and EUR 0 million in 2022 and EUR 54,833 million, EUR 0 million and EUR 1 million in 2021), and the loan loss provision by impairment stage amounts to EUR 9 million, EUR 0 million and EUR 0 million (EUR 6 million, EUR 0 million and EUR 0 million in 2022 and EUR 8 million, EUR 0 million and EUR 0 million in 2021) in stage 1, stage 2 and stage 3, respectively.